Nature and Continuance of Operations	12 Months Ended
Apr. 30, 2024
Nature And Continuance Of Operations [Abstract]
Nature and Continuance of Operations [Text Block]

1. Nature and Continuance of Operations

The Company was incorporated on September 26, 2017, under the Business Corporations Act (British Columbia) under the name Vizsla Capital Corp. On March 8, 2018, the Company changed its name to Vizsla Resources Corp. On February 5, 2021, the Company changed its name to Vizsla Silver Corp. (the "Company", "Vizsla Silver"). It is trading on the venture exchange under the symbol VZLA. The Company's principal business activity is the exploration of mineral properties. The Company currently conducts substantially all its operations in Canada and Mexico in one business segment.

On January 21, 2022, Vizsla Silver Corp was listed on the NYSE American and commenced trading under the symbol "VZLA".

The head office and principal address of the Company is located at 595 Burrard Street, Suite 1723 Vancouver, BC V7X 1J1.

The Company has not yet determined whether its properties contain ore reserves. The recoverability of the amounts shown for mineral properties and exploration costs is dependent upon the existence of ore reserves, the ability of the Company to obtain the necessary financing to complete the exploration and development of its properties, and future profitable production or proceeds from the disposal of properties.

These consolidated financial statements have been prepared using accounting principles applicable to a going concern which assumes the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business rather than through a process of forced liquidation.

The Company continues to experience risks associated with global inflation and volatility in foreign exchange rates. The Company continues to monitor each of these risks and will execute timely and appropriate measures as necessary. Further, near-term metal prices, exchange rates, discount rates, and other key assumptions used in the Company's accounting estimates are subject to greater uncertainty given the current economic environment. Changes in these assumptions could significantly impact the Company's accounting estimates.